Property, furniture and equipment, net - Summary of book values of lease liabilities (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		S/ 112,581	S/ 234,946
Additions		35,900	40,610
Interest expenses, Note 19(a)		5,562	9,283	S/ 14,004
Disposals	[1]	(5,433)	(106,990)
Exchange differences		(279)	(2,948)
Payments		(57,818)	(62,320)
Ending balance		S/ 90,513	S/ 112,581	S/ 234,946

[1]	As of December 31, 2022, these withdrawals are mainly related to the sale of land carried out by Interseguro, see (d) above.